Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP-43-1301883-022 [Master Trust] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 186,168
EBP, Employer, Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of Shares	161,991,346	169,489,545
Dividends	$ 184,813